October 30, 2020

ULTIMUS MANAGERS TRUST

MARSHFIELD CONCENTRATED OPPORTUNITY FUND

Supplement to the Prospectus and Statement of Additional Information

Dated December 30, 2019 and supplemented on January 27, 2020

This supplement updates certain information in the Prospectus (the “Prospectus”) and Statement of Additional Information (the “SAI”) of the Marshfield Concentrated Opportunity Fund (the “Fund”), a series of the Ultimus Managers Trust (the “Trust”). For more information or to obtain a copy of the Prospectus or SAI, free of charge, please contact the Fund at 1-855-691-5288.

The Board of Trustees (the “Board”) of the Trust approved an amendment to Schedule A to the Expense Limitation Agreement between the Trust, on behalf of the Fund, and Marshfield Associates, Inc. (the “Adviser”), as investment adviser to the Fund, pursuant to which the Adviser has agreed to reduce the Fund’s operating expense limit from 1.10% to 0.99%, until January 1, 2022, effective December 1, 2020.

The following changes are made in the Prospectus.

The following disclosure replaces, in its entirety, the table entitled “RISK/RETURN SUMMARY – FEES AND EXPENSES - Annual Fund Operating Expenses” on page 1 of the Prospectus:

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.95%
Distribution and/or Service (12b-1) Fees	None
Other Expenses(1)	0.24%
Acquired Fund Fees and Expenses (2)	0.04%
Total Annual Fund Operating Expenses	1.23%
Fee Reductions and/or Expense Reimbursement(3)	(0.20%)
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursement	1.03%

(1)	“Other Expenses” are based on estimated amounts for the current fiscal year.
(2)	“Total Annual Fund Operating Expenses” and “total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursement” will not correlate to the ratios of expenses to the average net assets in the Fund’s Financial Highlights, which reflect the operating expenses of the fund and do not include “Acquired Fund Fees and Expenses”.
(3)	Marshfield Associates, Inc. (the “Adviser”) has contractually agreed, until January 1, 2022, to reduce Management Fees and reimburse Other Expenses to the extent necessary to limit Total Annual Fund Operating Expenses (exclusive of brokerage costs, taxes, interest, borrowing costs such as interest and dividend expenses on securities sold short, costs to organize the Fund, Acquired Fund fees and expenses, and extraordinary expenses such as litigation and merger or reorganization costs and other expenses not incurred in the ordinary course of such Fund’s business) to an amount not exceeding 0.99% of the Fund’s average daily net assets. Prior to December 1, 2020, the Adviser contractually agreed to limit the Total Annual Fund Operating Expenses (exclusive of brokerage costs, taxes, interest, borrowing costs such as interest and dividend expenses on securities sold short, costs to organize the Fund, Acquired Fund fees and expenses, and extraordinary expenses such as litigation and merger or reorganization costs and other expenses not incurred in the ordinary course of such Fund’s business) to an amount not exceeding 1.10% of the Fund’s average daily net assets. Management Fee reductions and/or expense reimbursements by the Adviser are subject to repayment by the Fund for a period of 3 years after such fees and/or expenses were incurred, provided that the repayments do not cause Total Annual Fund Operating Expenses (exclusive of such reductions and reimbursements) to exceed (i) the expense limitation then in effect, if any, and (ii) the expense limitation in effect at the time the expenses to be repaid were incurred. Prior to January 1, 2022, this agreement may not be modified or terminated without the approval of the Board of Trustees (the “Board”). This agreement will terminate automatically if the Fund’s investment advisory agreement (the “Advisory Agreement”) with the Adviser is terminated.

The following disclosure replaces, in its entirety, the subsection entitled “RISK/RETURN SUMMARY - FEES AND EXPENSES - Example” on page 2 of the Prospectus:

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, the operating expenses of the Fund remain the same and the contractual agreement to limit expenses remains in effect only until January 1, 2022. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$105	$350	$636	$1,452

The following disclosure replaces, in its entirety, the second paragraph in the subsection entitled “FUND MANAGEMENT - THE INVESTMENT ADVISER” on page 10 of the Prospectus:

“For its services, the Fund pays the Adviser a monthly investment advisory fee (the “Management Fee”) computed at the annual rate of 0.95% of its average daily net assets under the terms of the Advisory Agreement. The Adviser has contractually agreed under an expense limitation agreement (the “Expense Limitation Agreement”), until January 1, 2022, to reduce its Management Fee and reimburse Other Expenses to the extent necessary to limit Total Annual Fund Operating Expenses of the Fund (exclusive of brokerage costs, taxes, interest, borrowing costs such as interest and dividend expenses on securities sold short, costs to organize the Fund, Acquired Fund fees and expenses, and extraordinary expenses such as litigation and merger or reorganization costs and other expenses not incurred in the ordinary course of the Fund’s business) to 0.99% of the Fund’s average daily net assets. Prior to December 1, 2020, the Adviser contractually agreed to limit the Total Annual Fund Operating Expenses (exclusive of brokerage costs, taxes, interest, borrowing costs such as interest and dividend expenses on securities sold short, costs to organize the Fund, Acquired Fund fees and expenses, and extraordinary expenses such as litigation and merger or reorganization costs and other expenses not incurred in the ordinary course of such Fund’s business) to an amount not exceeding 1.10% of the Fund’s average daily net assets. Management Fee reductions and expense reimbursements by the Adviser are subject to repayment by the Fund for a period of three years after the date that such fees and expenses were incurred, provided that the repayments do not cause Total Annual Fund Operating Expenses (exclusive of such reductions and reimbursements) to exceed (i) the expense limitation then in effect, if any, and (ii) the expense limitation in effect at the time the expenses to be repaid were incurred. Prior to January 1, 2022, the Expense Limitation Agreement may not be modified or terminated without the approval of the Board. It is expected that the Expense Limitation Agreement will continue from year-to-year provided such continuance is approved by the Board. The Expense Limitation Agreement may be terminated by the Adviser or the Board, without approval by the other party, at the end of the current term upon not less than 90 days’ notice to the other party as set forth in the Expense Limitation Agreement. The Expense Limitation Agreement will terminate automatically if the Fund’s Advisory Agreement with the Adviser is terminated. The net aggregate Management Fee paid to the Adviser by the Fund for the fiscal year ended August 31, 2019 as a percentage of annual average net assets was 0.56%.”

The following changes are made in the SAI.

The following disclosure replaces, in its entirety, the fourth paragraph in the subsection entitled “INVESTMENT ADVISER” beginning on page 20 of the SAI:

“For its services, the Fund pays the Adviser a monthly investment advisory fee (the “Management Fee”) computed at the annual rate of 0.95% of its average daily net assets. Under an expense limitation agreement (the “Expense Limitation Agreement”), the Adviser has agreed to reduce the Management Fee and to reimburse Fund expenses to the extent necessary to limit Total Annual Fund Operating Expenses (exclusive of brokerage costs, taxes, interest, borrowing costs such as interest and dividend expenses on securities sold short, costs to organize the Fund, Acquired Fund fees and expenses, extraordinary expenses such as litigation and merger or reorganization costs, and other expenses not incurred in the ordinary course of the Fund’s business) to amount not exceeding 0.99% of the Fund’s average daily net assets. Prior to January 1, 2022, the Expense Limitation Agreement may be modified or terminated only with the approval of the Board. Management Fee reductions and expense reimbursements by the Adviser. are subject to repayment by the Fund for a period of three years after the date that such fees and expenses were incurred, provided that the repayments do not cause the Fund’s Total Annual Fund Operating Expenses (exclusive of such reductions and reimbursements) to exceed (i) the expense limitation then in effect, if any, and (ii) the expense limitation in effect at the time the expenses to be repaid were incurred.” Prior to December 1, 2020, the Adviser contractually agreed to limit the Total Annual Fund Operating Expenses (exclusive of brokerage costs, taxes, interest, borrowing costs such as interest and dividend expenses on securities sold short, costs to organize the Fund, Acquired Fund fees and expenses, and extraordinary expenses such as litigation and merger or reorganization costs and other expenses not incurred in the ordinary course of such Fund’s business) to an amount not exceeding 1.10% of the Fund’s average daily net assets.”

Investors Should Retain this Supplement for Future Reference